Quarterly Holdings Report
for
Fidelity® SAI Short-Term Treasury Bond Index Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STN-NPRT1-0725
1.9916279.100
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	504,570
US Treasury Bonds 6% 2/15/2026	3.52	239,500	242,400
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	591,356
US Treasury Bonds 6.5% 11/15/2026	3.23	179,600	186,721
US Treasury Notes 0.25% 7/31/2025	4.03	115,300	114,539
US Treasury Notes 0.375% 11/30/2025	3.84	152,800	149,853
US Treasury Notes 0.375% 7/31/2027	3.49	2,888,600	2,679,289
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,468,654
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	650,238
US Treasury Notes 0.5% 5/31/2027	3.51	1,606,300	1,501,828
US Treasury Notes 0.5% 6/30/2027	4.22	1,200,000	1,119,328
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	179,795
US Treasury Notes 0.625% 11/30/2027	3.50 to 4.01	3,764,400	3,476,041
US Treasury Notes 0.625% 12/31/2027	3.50	532,900	490,664
US Treasury Notes 0.625% 3/31/2027	3.52	242,200	228,226
US Treasury Notes 0.625% 5/15/2030	3.98	700,000	595,438
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,694,925
US Treasury Notes 0.875% 6/30/2026	3.63	1,233,400	1,191,387
US Treasury Notes 0.875% 9/30/2026	3.56	1,238,700	1,188,329
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,027,996
US Treasury Notes 1.125% 2/29/2028	3.50	288,300	267,860
US Treasury Notes 1.125% 8/31/2028	3.62	600,000	549,961
US Treasury Notes 1.25% 11/30/2026	3.55	1,401,600	1,346,029
US Treasury Notes 1.25% 12/31/2026	3.52	3,592,700	3,443,378
US Treasury Notes 1.25% 3/31/2028	3.50 to 3.88	602,400	560,444
US Treasury Notes 1.25% 4/30/2028	3.51 to 3.87	1,896,000	1,760,466
US Treasury Notes 1.25% 6/30/2028	3.50 to 3.60	602,200	556,776
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,671,809
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	455,935
US Treasury Notes 1.5% 2/15/2030	3.71	550,000	492,744
US Treasury Notes 1.5% 8/15/2026	3.60	292,400	283,605
US Treasury Notes 1.875% 2/28/2027	3.52	27,600	26,639
US Treasury Notes 1.875% 7/31/2026	3.61	371,800	362,476
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	328,922
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	601,077
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,641,416
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	716,074
US Treasury Notes 2.375% 5/15/2029	3.52	415,900	392,652
US Treasury Notes 2.5% 3/31/2027	3.50	37,700	36,755
US Treasury Notes 2.625% 12/31/2025	3.81	48,000	47,551
US Treasury Notes 2.625% 5/31/2027	3.51	523,900	511,007
US Treasury Notes 2.75% 2/15/2028	3.50	488,800	474,747
US Treasury Notes 2.75% 4/30/2027	3.51	43,400	42,469
US Treasury Notes 2.75% 5/31/2029	3.52	1,041,800	997,157
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	571,123
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	1,990,515
US Treasury Notes 3.125% 8/31/2027	3.50	269,200	264,826
US Treasury Notes 3.5% 4/30/2028	3.49 to 3.87	2,366,800	2,343,029
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.33	7,850,000	7,715,078
US Treasury Notes 3.625% 3/31/2030	3.97	500,000	492,441
US Treasury Notes 3.625% 5/15/2026	3.66	85,600	85,173
US Treasury Notes 3.625% 8/31/2029	4.04	39,400,000	38,925,969
US Treasury Notes 3.75% 12/31/2028	3.51	311,500	309,979
US Treasury Notes 3.75% 4/15/2026	3.68	480,400	478,550
US Treasury Notes 3.75% 4/15/2028	3.96 to 3.97	36,550,000	36,432,926
US Treasury Notes 3.75% 4/30/2027	4.01	21,200,000	21,134,578
US Treasury Notes 3.75% 5/31/2030	3.98	1,550,000	1,533,834
US Treasury Notes 3.75% 8/15/2027	3.49	2,500	2,491
US Treasury Notes 3.75% 8/31/2026	3.59	76,100	75,791
US Treasury Notes 3.875% 3/15/2028	3.88	500,000	500,273
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	3,400,000	3,386,453
US Treasury Notes 4% 1/31/2029	3.51	148,000	148,457
US Treasury Notes 4% 12/15/2025	3.82	62,700	62,648
US Treasury Notes 4% 2/28/2030	4.00	950,000	952,041
US Treasury Notes 4% 2/29/2028	3.49	148,300	148,787
US Treasury Notes 4% 3/31/2030	3.95 to 4.06	1,500,000	1,502,578
US Treasury Notes 4% 5/31/2030	3.95	3,250,000	3,256,348
US Treasury Notes 4% 6/30/2028	4.32	500,000	501,953
US Treasury Notes 4% 7/31/2029	3.50	292,800	293,573
US Treasury Notes 4.125% 1/31/2027	4.03	22,150,000	22,200,183
US Treasury Notes 4.125% 10/31/2026	4.16	850,000	850,996
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	304,545
US Treasury Notes 4.125% 11/30/2029	4.08	1,200,000	1,209,047
US Treasury Notes 4.125% 3/31/2029	3.51	73,100	73,648
US Treasury Notes 4.125% 6/15/2026	3.64	169,200	169,167
US Treasury Notes 4.125% 7/31/2028	4.02	5,350,000	5,389,916
US Treasury Notes 4.125% 9/30/2027	3.47	71,000	71,391
US Treasury Notes 4.25% 1/31/2030	4.33	850,000	860,492
US Treasury Notes 4.25% 11/30/2026	4.10	20,750,000	20,820,518
US Treasury Notes 4.25% 12/31/2026	4.08	10,350,000	10,389,217
US Treasury Notes 4.25% 6/30/2029	3.51	1,362,000	1,378,692
US Treasury Notes 4.375% 11/30/2028	3.51	39,700	40,313
US Treasury Notes 4.375% 12/31/2029	4.39	900,000	915,750
US Treasury Notes 4.375% 7/15/2027	3.49	342,600	345,824
US Treasury Notes 4.375% 7/31/2026	4.04	130,200	130,566
US Treasury Notes 4.375% 8/31/2028	3.50	83,800	85,044
US Treasury Notes 4.5% 3/31/2026	3.70	94,000	94,225
US Treasury Notes 4.625% 11/15/2026	3.56	81,500	82,178
US Treasury Notes 4.625% 6/15/2027	3.49	100,300	101,699
US Treasury Notes 4.625% 9/15/2026	3.59	264,600	266,429
TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,671,263)			228,738,780

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,932,347)	4.32	1,931,961	1,932,347

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $230,603,610)	230,671,127
NET OTHER ASSETS (LIABILITIES) - 0.3%	634,409
NET ASSETS - 100.0%	231,305,536

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	528,404	2,021,297	617,354	2,520	-	-	1,932,347	1,931,961	0.0%
Total	528,404	2,021,297	617,354	2,520	-	-	1,932,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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